Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)		12 Months Ended
	Mar. 24, 2000	Dec. 31, 2017	Dec. 31, 2016
Smart Communications, Inc. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership	100.00%
Smart Communications, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Smart Communications, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet broadband distribution services
Smart Broadband, Inc. and Subsidiary [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet broadband distribution services
Primeworld Digital Systems, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
I-Contacts Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Operations support servicing business
I-Contacts Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Smart Money Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Cayman Islands
Principal Business Activity		Investment company
Smart Money Holdings Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Far East Capital Limited and Subsidiary [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Cayman Islands
Principal Business Activity		Cost effective off shore financing and risk management activities for Smart
Far East Capital Limited and Subsidiary [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
PH Communications Holdings Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Connectivity Unlimited Resource Enterprise [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
Francom Holdings, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Chikka Holdings Limited and Subsidiaries [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Content provider, mobile applications development and services
Chikka Holdings Limited and Subsidiaries [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Voyager Innovations, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Mobile applications and digital platforms developer
Voyager Innovations, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Voyager Innovations Holdings, Pte. Ltd. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
Voyager Innovations Holdings, Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Voyager Innovations Investments Pte. Ltd. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
Voyager Innovations Investments Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Voyager Innovations Singapore Pte. Ltd. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Development and maintenance of IT-based solutions for communications and e-Commerce platforms
Voyager Innovations Singapore Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Takatack Malaysia Sdn. Bhd. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Malaysia
Principal Business Activity		Development,maintenance and support services to enable the digital commerce ecosystem
Takatack Malaysia Sdn. Bhd. [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
iCommerce Investments Pte. Ltd. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
iCommerce Investments Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership			100.00%
Voyager Fintech Ventures Pte. Ltd. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
Voyager Fintech Ventures Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Fintqnologies Corporation [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Development of financial technology innovations
Fintqnologies Corporation [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Fintq Inventures Insurance Agency Corporation [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Insurance company
Fintq Inventures Insurance Agency Corporation [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ePay Investments Pte. Ltd. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
ePay Investments Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PayMaya Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Provide and market certain mobile payment services
PayMaya Philippines, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PayMaya Operations Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Market, sell and distribute payment solutions and other related services
PayMaya Operations Philippines, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ePay Investments Myanmar, Ltd [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Myanmar
Principal Business Activity		Investment company
ePay Investments Myanmar, Ltd [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%
3rd Brand Pte. Ltd. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Solutions and systems integration services
3rd Brand Pte. Ltd. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		85.00%	85.00%
Wifun, Inc. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Software developer and selling of WiFi access equipment
Wifun, Inc. [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Telesat, Inc. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Satellite communications services
Telesat, Inc. [Member] | Operating Segments [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Satellite information and messaging services
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Direct [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		88.50%	88.50%
ACeS Philippines Cellular Satellite Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		11.50%	11.50%
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Cellular mobile services
Digitel Mobile Philippines, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Wireless [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		99.60%	99.60%
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT Clark Telecom, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT Subic Telecom, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Telecommunications services
PLDT Global Corporation and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Data and network services
Smart-NTT Multimedia, Inc. [Member] | Operating Segments [Member] | Direct [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT-Philcom, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Business infrastructureand solutions; intelligent data processing and implementation services and data analytics insight generation
Talas Data Intelligence, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ePLDT, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
ePLDT, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Information and communications infrastructure for internet-based services, e-commerce, customer relationship management and IT related services
IP Converge Data Services, Inc. and Subsidiary [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Managed IT outsourcing
Curo Teknika, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet-based purchasing, IT consulting and professional services
ABM Global Solutions, Inc. and Subsidiaries [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
ePDS, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Bills printing and other related value- added services, or VAS
ePDS, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		67.00%	67.00%
Net Games Inc | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Gaming support services
Net Games Inc | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		57.50%	57.50%
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
Digital Telecommunications Phils., Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		99.60%	99.60%
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Internet services
Digitel Information Technology Services, Inc. [Member] | Operating Segments [Member] | Indirect [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		99.60%	99.60%
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications services
PLDT-Maratel, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		98.00%	98.00%
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Telecommunications, infrastructure and related VAS
Bonifacio Communications Corporation [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		75.00%	75.00%
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Air transportation business
Pacific Global One Aviation Company, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		65.00%	65.00%
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Internal distributor of Filipino channels and content
Pilipinas Global Network Limited and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Fixed Line [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		64.60%	64.60%
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
PLDT Global Investments Holdings, Inc. [Member] | Operating Segments [Member] | Direct [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Singapore
Principal Business Activity		Investment company
PLDT Digital Investments Pte. Ltd. and Subsidiaries [Member] | Operating Segments [Member] | Direct [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
Mabuhay Investments Corporation, or MIC [Member] | Operating Segments [Member] | Direct [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		67.00%	67.00%
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		British Virgin Islands
Principal Business Activity		Investment company
PLDT Global Investments Corporation [Member] | Operating Segments [Member] | Indirect [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		100.00%	100.00%
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Place of Incorporation		Philippines
Principal Business Activity		Investment company
PLDT Communications and Energy Ventures, Inc. [Member] | Operating Segments [Member] | Indirect [Member] | Others [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership		99.90%	99.90%